UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2018

Date of reporting period: December 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■ Account Procedures
■ Purchases
■ Redemptions
■ Exchanges Call 800-343-5678
■ New Account Procedures and Status
■ Prospectuses
■ Performance
■ Proxy Voting Policies and Voting Records
■ Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR18	Printed in U.S.A.

CGM
Mutual Fund

89th Annual Report
December 31, 2018

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund decreased -10.8% during the fourth quarter of 2018, compared to the Standard and Poor’s 500 Index (S&P 500 Index) which decreased -13.5% and the ICE BofAML U.S. Corporate, Government and Mortgage Index* which returned 1.6% over the same period. For the twelve months ended December 31, 2018, CGM Mutual Fund decreased -13.7%, the S&P 500 Index decreased -4.4% and the ICE BofAML U.S. Corporate, Government and Mortgage Index returned 0.0%.
The Year in Review and Economic Outlook
U.S. stocks started the year with healthy momentum as the S&P 500 Index jumped 5.7% for the month of January. In early 2018 stocks were rewarded by robust corporate earnings, increased U.S. consumer income and spending, escalating business investment and the prospects for additional U.S. growth created by the recently passed tax reform package. The market also benefited from signs of improving global growth, including in the Eurozone, where industrial production expanded and unemployment reached a nine-year low. In early February, The Labor Department reported that the tightening labor market pushed January wages to their largest annual gain in nine years, rising 2.9%. In addition the Consumer Price Index for January climbed a surprising 2.1% from a year earlier. These emerging inflation indicators rattled the market in early February; stocks gave up their gains for the year and fell into correction territory with the Dow Jones Industrial Average plummeting 1,175.21 on February 5 in the largest single day point drop in its history. In early March, the Trump administration initiated a 25% tariff on steel imports and 10% tariff on aluminum imports in an attempt to boost the U.S. steel and aluminum industries and reduce the U.S. trade deficit with China. Stocks initially dipped on the threat of a possible trade war with China but recovered some of their losses when Canada and Mexico were temporarily exempted from the tariffs.
Trade tensions would dominate the news and impact stocks for much of the rest of the year. In early April,

China countered U.S. tariffs with levies on various U.S. goods, especially agriculture. Stocks fluctuated in response to threats of further sanctions and occasional conciliatory statements from both the U.S. and China. The Labor Department released its Employment Cost Index in April which indicated that wages and benefits rose 2.7% for the twelve months ended in March. This was the largest annual increase in almost ten years and provided additional evidence that the long stretch of low unemployment was beginning to meaningfully impact labor costs and create upward inflationary pressure. Employment numbers continued their remarkable stretch with the unemployment rate dropping to 3.8% in May. Evidence that inflation was also beginning to impact consumer prices was provided by the Commerce Department’s Personal Consumption Expenditures Price Index, which hit the Federal Reserve’s target of 2% growth for the twelve months ended in March. In early May the market reacted favorably to the U.S. announcement of its withdrawal from the Iran nuclear deal and oil prices spiked on the presumption that renewed sanctions on Iran would reduce the supply of an already tight oil market. At the end of May, U.S. steel and aluminum tariffs went into effect for the European Union, Canada and Mexico and the anticipation of retaliatory sanctions negatively impacted U.S. stocks.
U.S. stocks enjoyed strong performance in the third quarter while markets around much of the rest of the world struggled. While the U.S. and China continued to impose and threaten additional tariffs on each other, tensions between the U.S. and Europe moderated. The two sides agreed to refrain from new tariffs and work to ease existing trade barriers. In late July, the Commerce Department reported Gross Domestic Product increased at a 4.2% annual rate for the second quarter, reflecting strong business investment and healthy consumer spending. A later Commerce Department report indicated that retail sales in July increased 6.4% from the previous year. Consumer spending accounts for about two-thirds of U.S. economic output and a robust retail sales report suggested that rising employment and wages contributed to the boost in spending. In August the

1

CGM MUTUAL FUND

market applauded a revised trade agreement between the U.S. and Mexico, and the S&P 500 Index reached a new high on August 24, setting the record for the longest bull-run ever. Through September, rising oil prices provided additional evidence of inflationary pressures. A weakening dollar, the announcement of forthcoming U.S. sanctions on Iran and the decision by OPEC and other allied oil producers to refrain from increasing production sent oil prices higher. The price for Brent crude, the global benchmark for oil, reached $81.20 per barrel on September 24, its highest settlement since November 2014.
Market conditions grew more challenging in the fourth quarter. Technology stocks and stocks of companies exposed to world markets were dragged down on fears of increasing U.S.-China trade tensions and mounting evidence of a slowdown in the Chinese economy. These fears were temporarily alleviated when the two countries agreed in early December to postpone further tariffs and return to the negotiating table. Concerns about the Chinese economy and slowing global growth dropped the price of oil from its recent high into bear market territory. While most markets around the world retreated on fears of an economic slowdown one bright spot was Brazil, where stocks jumped on the presidential election of Jair Bolsonaro, who promised fiscal reforms and a pro-business environment. By year-end, fear of a global economic slowdown pushed the U.S. stock market into its worst annual decline since the 2008 financial crisis. Despite the difficult market conditions, overall U.S. economic growth remains strong with historically low unemployment and continued gains in manufacturing and corporate earnings.
Portfolio Strategy
CGM Mutual Fund was fully invested during 2018 in anticipation of continued expansion of the global economy. The Fund’s largest industry positions over the course of the year were in financial companies, cruise lines, oil refining and oil and gas production companies.

The largest losses were in the cruise line, oil refining and oil and gas production industries.
The fixed income section of the portfolio was invested in short-term U.S. Treasury securities as we expected interest rates to rise.
On December 31, 2018, CGM Mutual Fund was 25.9% invested in short-term U.S. Treasury securities. The equity portion of the portfolio was 21.5% invested in money center banks, 9.1% invested in oil refining and 9.0% invested in leisure. The Fund’s three largest equity holdings were Banco Bradesco S.A. ADR, Itau Unibanco Holding S.A. ADR (money center banks) and Petroleo Brasileiro S.A. - Petrobras ADR (oil - independent production).

David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 2, 2019

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.

2

Average Annual Total Returns through 12/31/18

		1 Year	5 Year	10 Year
■	CGM Mutual Fund	-13.7%	2.1%	5.8%
■	S&P 500 Index	- 4.4%	8.5%	13.1%
■	ICE BofAML U.S. Corporate Government & Mortgage Index	0.0%	2.6%	3.4%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, he currently manages CGM Realty Fund and CGM Focus Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2018
	CGM Mutual Fund (%)
10 Years	+	75.0
5 Years	+	11.0
1 Year	-	13.7
3 Months	-	10.8
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2018 COMMON STOCKS

Industry	Percent of Net Assets
Banks - Money Center	21.5%
Oil Refining	9.1
Leisure	9.0
Oil - Independent Production	7.2
Metals and Mining	6.8
Beverages and Tobacco	5.1
Electronic and Communication Equipment	5.1
Drugs	4.6
Retail	2.1
Food - Retailers and Wholesalers	1.0
Computer Software and Services	0.7
Machinery	0.5
Vehicle Assembly	0.4
BONDS

United States Treasury Notes	25.9
SCHEDULE OF INVESTMENTS as of December 31, 2018 COMMON STOCKS — 73.1% OF TOTAL NET ASSETS

Banks - Money Center — 21.5%	Shares	Value(a)
Banco Bradesco S.A. ADR (b)	2,735,000	$27,049,150
Banco Santander (Brasil) S.A. ADR (b)	1,610,000	17,919,300
Itau Unibanco Holding S.A. ADR (b)	2,745,000	25,089,300
		70,057,750
Beverages and Tobacco — 5.1%
AMBEV S.A. ADR (b)	4,200,000	16,464,000

Computer Software and Services — 0.7%
Dell Inc. (c)	45,000	2,199,150

Drugs — 4.6%
Eli Lilly and Company	50,000	5,786,000
Jazz Pharmaceuticals Public Limited Company (b)(c)	75,000	9,297,000
		15,083,000
Electronic and Communication Equipment — 5.1%
Zebra Technologies Corporation (c)	105,000	16,719,150

Food - Retailers and Wholesalers — 1.0%
Companhia Brasileira de Distribuicao ADR (b)	150,000	3,115,500

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2018 (continued) COMMON STOCKS (continued)

Leisure — 9.0%	Shares	Value(a)
Norwegian Cruise Line Holdings Ltd. (b)(c)	400,000	$16,956,000
Royal Caribbean Cruises Ltd.(b)	125,000	12,223,750
		29,179,750
Machinery — 0.5%
United Rentals, Inc. (c)	15,000	1,537,950

Metals and Mining — 6.8%
Vale S.A. ADR (b)	1,675,000	22,093,250

Oil - Independent Production — 7.2%
Petroleo Brasileiro S.A. - Petrobras ADR (b)	1,800,000	23,418,000

Oil Refining — 9.1%
Chevron Corporation	120,000	13,054,800
ConocoPhillips	115,000	7,170,250
Ecopetrol S.A. ADR (b)	50,000	794,000
Marathon Petroleum Corporation	145,000	8,556,450
		29,575,500
Retail — 2.1%
Dollar Tree, Inc. (c)	65,000	5,870,800
Wal-Mart Stores, Inc.	10,000	931,500
		6,802,300
Vehicle Assembly — 0.4%
Fiat Chrysler Automobiles N.V. (b)(c)	90,000	1,301,400

TOTAL COMMON STOCKS (Identified cost $242,139,806)		237,546,700
BONDS — 25.9% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 25.9%
United States Treasury Notes, 1.125%, 01/31/2019	$17,000,000	16,983,739
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,964,180
United States Treasury Notes, 1.250%, 08/31/2019	4,000,000	3,963,906
United States Treasury Notes, 1.875%, 12/15/2020	53,000,000	52,368,555
United States Treasury Notes, 2.250%, 02/29/2020	4,000,000	3,983,906
TOTAL BONDS (Identified cost $84,265,493)		84,264,286

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2018 (continued)

SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS		Face Amount	Value(a)
	Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 0.50% to be repurchased at $2,445,000 on 01/02/2019 collateralized by $2,565,000 U.S. Treasury Note, 2.125% due 05/15/2025 valued at $2,502,992 including interest (Cost $2,445,000)	$2,445,000	$2,445,000

TOTAL INVESTMENTS — 99.8% (Identified cost $328,850,299)			324,255,986
	Cash and receivables		5,938,380
	Liabilities		(5,157,596)
TOTAL NET ASSETS — 100.0%			$325,036,770

(a)	See Note 2A.
(b)
At December 31, 2018, the Fund had approximately 41.6% of net assets invested in companies incorporated in Brazil, approximately 5.2% of net assets invested in a company incorporated in Bermuda and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 7.3%).

(c)	Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
6

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018

Assets
Investments in securities, at value:
(Identified cost $328,850,299)		$324,255,986
Cash		15,632
Receivable for:
Securities sold	$4,214,779
Shares of the Fund sold	494,733
Dividends, interest and tax reclaim	1,213,236	5,922,748
Total assets		330,194,366

Liabilities
Payable for:
Securities purchased	4,102,603
Shares of the Fund redeemed	371,911
Tax withholding	138,089
Distributions declared	122,745	4,735,348
Accrued expenses:
Management fees	253,626
Trustees’ fees	16,800
Accounting, administration and compliance expenses	26,292
Transfer agent fees	41,532
Other expenses	83,998	422,248
Total liabilities		5,157,596
Net Assets		$325,036,770

Net assets consist of:
Capital paid-in		$340,538,524
Accumulated loss		(15,501,754)
Net Assets		$325,036,770

Shares of beneficial interest outstanding, no par value		12,246,258

Net asset value per share*		$26.54

* Shares of the Fund are sold and redeemed at net asset
value ($325,036,770 ÷ 12,246,258).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2018

Investment Income
Income:
Dividends (net of withholding tax of
$472,843)*	$6,326,584
Interest	1,286,534
7,613,118
Expenses:
Management fees	3,478,767
Trustees’ fees	67,330
Accounting, administration and compliance expenses	315,504
Custodian fees and expenses	94,441
Transfer agent fees	330,329
Audit and tax services	52,713
Legal	43,914
Printing	36,254
Registration fees	26,473
Miscellaneous expenses	16,881
4,462,606
Net investment income	3,150,512

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments and foreign currency transactions	(10,163,292)
Net change in unrealized depreciation on investments	(45,862,882)
Net realized and unrealized losses on investments and foreign currency transactions	(56,026,174)

Change in Net Assets from Operations	$(52,875,662)

*Includes non-recurring dividends of $975,132.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	2018	2017
From Operations
Net investment income	$3,150,512	$1,527,604
Net realized gains (losses) on investments and foreign currency transactions	(10,163,292)	57,496,325
Net change in unrealized appreciation (depreciation) on investments	(45,862,882)	4,165,553
Change in net assets from operations	(52,875,662)	63,189,482

From Distributions to Shareholders
Total distributions	(3,131,246)	(58,376,947)	*

From Capital Share Transactions
Proceeds from sale of shares	3,370,990	2,460,683
Net asset value of shares issued in connection with reinvestment of distributions	2,861,674	54,637,412	*
	6,232,664	57,098,095
Cost of shares redeemed	(40,772,699)	(34,047,437)
Change in net assets derived from capital share transactions	(34,540,035)	23,050,658
Total change in net assets	(90,546,943)	27,863,193

Net Assets
Beginning of period	415,583,713	387,720,520
End of period	$325,036,770	$415,583,713

Number of Shares of the Fund:
Issued from sale of shares	112,345	74,659
Issued in connection with reinvestment of distributions	102,780	1,759,176	*
	215,125	1,833,835
Redeemed	(1,365,553)	(1,040,079)
Net change	(1,150,428)	793,756

* See Note 6B of Notes to Financial Statements.

See accompanying notes to financial statements.
8

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2018		2017	2016	2015	2014
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$31.02		$30.76	$29.38	$30.31	$32.16
Net investment income (loss) (a)	0.25	(b)	0.13	(0.04)	(0.11)	(0.17)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(4.48)		5.13	2.27	(0.82)	1.87
Total from investment operations	(4.23)		5.26	2.23	(0.93)	1.70

Dividends from net investment income	(0.25)		(0.13)	—	—	—
Distributions from net short-term realized gains	—		(4.33)	—	—	(1.57)
Distributions from net long-term realized gains	—		(0.54)	(0.85)	—	(1.98)
Total distributions	(0.25)		(5.00)	(0.85)	—	(3.55)

Net increase (decrease) in net asset value	(4.48)		0.26	1.38	(0.93)	(1.85)
Net asset value at end of period	$26.54		$31.02	$30.76	$29.38	$30.31

Total return (%)	(13.7)		17.1	7.6	(3.1)	5.3

Ratios:
Operating expenses to average net assets (%)	1.15		1.15	1.17	1.12	1.12
Net investment income (loss) to average net assets (%)	0.82	(b)	0.38	(0.15)	(0.37)	(0.55)
Portfolio turnover (%)	362		423	436	345	301
Net assets at end of period (in thousands) ($)	325,037	415,584		387,721	401,579	448,564
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.56%.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2018

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2018 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$237,546,700	—	—
	Bonds
	United States Treasury Notes	—	$84,264,286	—
	Short-Term Investment
	Repurchase Agreement	—	2,445,000	—
	Total	$237,546,700	$86,709,286	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$—	$—	$(7,193,238)
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2018 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$331,449,224	$10,569,228	$(17,762,466)	$(7,193,238)
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2018, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$—	—	$—	$8,308,516	—	$8,308,516
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2018 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2018 and 2017 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2018	$ 3,131,246	—	$ 3,131,246
2017	$ 52,111,746	$ 6,265,201	$ 58,376,947
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2018, the Fund had an investment in a repurchase agreement with a gross value of $2,445,000 on

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $2,502,992 exceeded the value of the repurchase agreement at December 31, 2018 by $57,992.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.

14

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and sales of securities — For the year ended December 31, 2018, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,341,608,118 and $1,348,613,237, respectively. For long-term government obligations, there were $47,269,961 of purchases and $37,883,867 of sales.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2018, the Fund incurred management fees of $3,478,767, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $315,504, for the year ended December 31, 2018, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $281,601 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2018, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement
A. Fair value measurement — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption is limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

15

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B. New disclosure requirements — In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. In accordance with new reporting requirements, the presentation of certain amounts on the Statement of Changes in Net Assets for the year ended December 31, 2018, has been conformed to meet the new disclosure requirements. These adjustments include Distributions to Shareholders; where the prior disclosure separately stated distributions from net investment income and distributions from net realized capital gains of the Fund, they are now combined into a single line item.
The following is a summary of the previously disclosed amounts, as reported at December 31, 2017:

From Distributions to Shareholders
Net investment income	$(1,511,433)
Net short-term realized capital gains on investments	(50,600,313)
Net long-term realized capital gains on investments	(6,265,201)
$(58,376,947)

From Capital Share Transactions
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	$1,376,985
Distributions from net short-term realized capital gains on investments	47,392,526
Distributions from net long-term realized capital gains on investments	5,867,901
$54,637,412

Number of Shares of the Fund:
Issued in connection with reinvestment of:
Dividends from net investment income	42,208
Distributions from net short-term realized capital gains on investments	1,527,805
Distributions from net long-term realized capital gains on investments	189,163
1,759,176

16

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Mutual Fund (the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2019

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined a specific year we began serving as auditor.

17

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2018 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
Effective April 2019, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT–EX, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2018
(unaudited)
We are providing this information as required by the IRC.

For taxable non-corporate shareholders, 100% of the 2018 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 45.4% of the 2018 ordinary dividend qualifies for the dividends-received deduction.

18

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2018 to December 31, 2018.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/18	Ending Account Value 12/31/18	Expenses Paid During Period* 07/01/18 - 12/31/18
Actual	$1,000.00	$ 949.73	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.96
* Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

19

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Consultant to CGM (since 2013)	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3
(1949)

20

CGM MUTUAL FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
J. Baur Whittlesey	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)

Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton*	Vice President since 1992 and Anti-Money Laundering Compliance Officer since 2002	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Jem A. Hudgins*	Treasurer since 2004	Employee – Treasury Operations, CGM	3
(1963)
Leslie A. Lake*	Vice President (1992 to 2013) and Secretary since 1992	Consultant to CGM (since 2013)	3
(1945)
Martha I. Maguire*	Vice President since 1994	Consultant to CGM (since 2013)	3
(1955)
Nicole M. Fembleaux*	Assistant Vice President since 2011	Employee – Operations, CGM	3
(1979)
Kevin Ure*	Vice President since 2013	Employee – Accounts Admin. Operations, CGM	3
(1971)
Tony Figueiredo*	Vice President since 2013	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Assistant Treasurer since 2014	Employee – Treasury Operations, CGM	3
(1972)		38 Newbury St., Boston, MA 02116

21

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR18	Printed in U.S.A.

CGM
Realty Fund

25th Annual Report
December 31, 2018

A No-Load Fund

To Our Shareholders:
CGM Realty Fund decreased -8.7% during the fourth quarter of 2018 compared to the Standard and Poor’s 500 Index (S&P 500 Index) which decreased -13.5% and the Standard and Poor’s U.S. REIT Index which decreased -6.1%. For the twelve months ended December 31, 2018, CGM Realty Fund decreased -20.2%, the S&P 500 Index decreased -4.4% and the Standard and Poor’s U.S. REIT Index decreased -3.8%.
The Year in Review and Economic Outlook
U.S. stocks started the year with healthy momentum as the S&P 500 Index jumped 5.7% for the month of January. In early 2018 stocks were rewarded by robust corporate earnings, increased U.S. consumer income and spending, escalating business investment and the prospects for additional U.S. growth created by the recently passed tax reform package. The market also benefited from signs of improving global growth, including in the Eurozone, where industrial production expanded and unemployment reached a nine-year low. In early February, The Labor Department reported that the tightening labor market pushed January wages to their largest annual gain in nine years, rising 2.9%. In addition the Consumer Price Index for January climbed a surprising 2.1% from a year earlier. These emerging inflation indicators rattled the market in early February; stocks gave up their gains for the year and fell into correction territory with the Dow Jones Industrial Average plummeting 1,175.21 on February 5 in the largest single day point drop in its history. In early March, the Trump administration initiated a 25% tariff on steel imports and 10% tariff on aluminum imports in an attempt to boost the U.S. steel and aluminum industries and reduce the U.S. trade deficit with China. Stocks initially dipped on the threat of a possible trade war with China but recovered some of their losses when Canada and Mexico were temporarily exempted from the tariffs.
Trade tensions would dominate the news and impact stocks for much of the rest of the year. In early April, China countered U.S. tariffs with levies on various U.S. goods, especially agriculture. Stocks fluctuated in response to threats of further sanctions and occasional conciliatory statements from both the U.S. and China. The Labor Department released its Employment Cost Index in April which indicated that wages and benefits rose 2.7% for the twelve months ended in March. This was the largest annual increase in almost ten years and provided additional evidence that the long stretch of low unemployment was beginning to meaningfully impact labor costs and create upward inflationary pressure. Employment numbers continued their remarkable stretch with the unemployment rate dropping to 3.8% in May. Evidence that inflation was also beginning to impact consumer prices was provided by the Commerce Department’s Personal Consumption Expenditures Price Index, which hit the Federal Reserve’s target of 2% growth for the twelve months ended in March. In early May the market reacted favorably to the U.S. announcement of its withdrawal from the Iran nuclear deal and oil prices spiked on the presumption that renewed sanctions on Iran would reduce the supply of an already tight oil market. At the end of May, U.S. steel and aluminum tariffs went into effect for the European Union, Canada and Mexico and the anticipation of retaliatory sanctions negatively impacted U.S. stocks.
U.S. stocks enjoyed strong performance in the third quarter while markets around much of the rest of the world struggled. While the U.S. and China continued to impose and threaten additional tariffs on each other, tensions between the U.S. and Europe moderated. The two sides agreed to refrain from new tariffs and work to ease existing trade barriers. In late July, the Commerce Department reported Gross Domestic Product increased at a 4.2% annual rate for the second quarter, reflecting strong business investment and healthy consumer spending. A later Commerce Department report indicated that retail sales in July increased 6.4% from the previous year. Consumer spending accounts for about two-thirds of U.S. economic output and a robust retail sales report suggested that rising employment and wages contributed to the boost in spending. In August the market applauded a revised trade agreement between the U.S. and Mexico, and the S&P 500 Index reached a new high on August 24, setting the

1

CGM REALTY FUND

record for the longest bull-run ever. Through September, rising oil prices provided additional evidence of inflationary pressures. A weakening dollar, the announcement of forthcoming U.S. sanctions on Iran and the decision by OPEC and other allied oil producers to refrain from increasing production sent oil prices higher. The price for Brent crude, the global benchmark for oil, reached $81.20 per barrel on September 24, its highest settlement since November 2014.
Market conditions grew more challenging in the fourth quarter. Technology stocks and stocks of companies exposed to world markets were dragged down on fears of increasing U.S.-China trade tensions and mounting evidence of a slowdown in the Chinese economy. These fears were temporarily alleviated when the two countries agreed in early December to postpone further tariffs and return to the negotiating table. Concerns about the Chinese economy and slowing global growth dropped the price of oil from its recent high into bear market territory. While most markets around the world retreated on fears of an economic slowdown one bright spot was Brazil, where stocks jumped on the presidential election of Jair Bolsonaro, who promised fiscal reforms and a pro-business environment. By year-end, fear of a global economic slowdown pushed the U.S. stock market into its worst annual decline since the 2008 financial crisis. Despite the difficult market conditions, overall U.S. economic growth remains strong with historically low unemployment and continued gains in manufacturing and corporate earnings.
Portfolio Strategy
CGM Realty Fund invested less than 40% of its portfolio in real estate investment trusts (REITs) during most of 2018. REIT performance fluctuates with interest rate levels and we anticipated rising interest rates over the course of 2018. The Fund’s largest industry position over the course of the year was in mining stocks with significant holdings in homebuilding companies, hotels and real estate brokers.

The Fund suffered significant losses in mining, hotel and homebuilding stocks, which declined more than the Standard and Poor’s U.S. REIT Index. Real estate brokers also disappointed.
On December 31, 2018, CGM Realty Fund was 14.4% invested in money center banks, 13.0% invested in metals and mining and 8.2% invested in real estate services. The Fund also held 57.7% in REITs. The three largest holdings were Vale S.A. ADR (metals and mining), Banco Bradesco S.A. ADR and Itau Unibanco Holding S.A. ADR (money center banks).
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 2, 2019

2

Average Annual Total Returns through 12/31/18

		1 Year	5 Year	10 Year
■	CGM Realty Fund	-20.2%	5.3%	10.7%
■	S&P 500 Index	- 4.4%	8.5%	13.1%
■	Standard and Poor's U.S. REIT Index	- 3.8%	7.8%	12.2%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM REALTY FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2018
	CGM Realty Fund (%)
10 Years	+	176.8
5 Years	+	29.5
1 Year	-	20.2
3 Months	-	8.7

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2018 COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Specialty	15.3%
Residential	12.0
Infrastructure	11.0
Retail	5.3
Lodging and Resorts	5.1
Office and Industrial	5.0
Timber	3.5
Health Care	0.5

Other Common Stocks
Banks - Money Center	14.4
Metals and Mining	13.0
Real Estate Services	8.2
Oil - Independent Production	4.8
SCHEDULE OF INVESTMENTS as of December 31, 2018 COMMON STOCKS — 98.1% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 57.7%

Health Care — 0.5%	Shares	Value(a)
Physicians Realty Trust	220,000	$3,526,600

Infrastructure — 11.0%
American Tower Corporation	250,000	39,547,500
Crown Castle International Corp.	330,000	35,847,900
		75,395,400
Lodging and Resorts — 5.1%
MGM Growth Properties LLC	1,325,000	34,993,250

Office and Industrial — 5.0%
Alexandria Real Estate Equities, Inc.	300,000	34,572,000

Residential — 12.0%
American Homes 4 Rent	1,620,000	32,157,000
Apartment Investment and Management Company	380,000	16,674,400
Invitation Homes Inc.	1,650,000	33,132,000
		81,963,400
Retail — 5.3%
SITE Centers Corp.	3,290,000	36,420,300

See accompanying notes to financial statements.
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CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2018 (continued) COMMON STOCKS (continued)

Specialty — 15.3%	Shares	Value(a)
CoreCivic Inc	1,655,000	$29,508,650
Gaming and Leisure Properties, Inc.	1,130,000	36,510,300
The GEO Group, Inc.	1,702,000	33,529,400
VICI Properties, Inc.	300,000	5,634,000
		105,182,350
Timber — 3.5%
Weyerhaeuser Company	1,080,000	23,608,800

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $442,456,260)		395,662,100

OTHER COMMON STOCKS — 40.4%

Banks - Money Center — 14.4%
Banco Bradesco S.A. ADR (b)	5,270,000	52,120,300
Itau Unibanco Holding S.A. ADR (b)	5,090,000	46,522,600
		98,642,900
Metals and Mining — 13.0%
Vale S.A. ADR (b)	6,775,000	89,362,250

Oil - Independent Production — 4.8%
Petroleo Brasileiro S.A. - Petrobras ADR (b)	2,550,000	33,175,500

Real Estate Services — 8.2%
CBRE Group, Inc. (c)	900,000	36,036,000
Cushman & Wakefield plc (b)(c)	1,400,000	20,258,000
		56,294,000

TOTAL OTHER COMMON STOCKS (Identified cost $208,464,973)		277,474,650

TOTAL COMMON STOCKS (Identified cost $650,921,233)		673,136,750

SHORT-TERM INVESTMENT — 1.2% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 0.50% to be repurchased at $8,170,000 on 01/02/2019 collateralized by $8,570,000 U.S. Treasury Note, 2.125% due 05/15/2025 valued at $8,362,823 including interest (Cost $8,170,000)
	Face Amount

	$8,170,000	8,170,000

TOTAL INVESTMENTS — 99.3% (Identified cost $659,091,233)		681,306,750
Cash and receivables		24,014,755
Liabilities		(19,407,966)
TOTAL NET ASSETS — 100.0%		$685,913,539

See accompanying notes to financial statements.
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CGM REALTY FUND

(a)	See Note 2A.
(b)	At December 31, 2018, the Fund had approximately 32.2% of net assets invested in companies incorporated in Brazil and was less than 5% invested in a company incorporated in the United Kingdom.
(c)	Non-income producing security.

 ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
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CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018

Assets
Investments in securities, at value:
(Identified cost $659,091,233)		$681,306,750
Cash		260,177
Receivable for:
Securities sold	$19,814,989
Shares of the Fund sold	284,624
Dividends and interest	3,654,965	23,754,578
Total assets		705,321,505

Liabilities
Payable for:
Securities purchased	15,948,001
Shares of the Fund redeemed	2,062,847
Distributions declared	509,638
Tax withholding	161,962	18,682,448
Accrued expenses:
Management fees	502,163
Trustees’ fees	28,369
Accounting, administration and compliance expenses	50,574
Transfer agent fees	47,020
Other expenses	97,392	725,518
Total liabilities		19,407,966
Net Assets		$685,913,539

Net assets consist of:
Capital paid-in		$697,879,131
Accumulated loss		(11,965,592)
Net Assets		$685,913,539

Shares of beneficial interest outstanding, no par value		27,103,752

Net asset value per share*		$25.31
* Shares of the Fund are sold and redeemed at net asset
value ($685,913,539 ÷ 27,103,752).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2018

Investment Income
Income:
Dividends (net of withholding tax of
$846,223)	$21,320,702
Interest	80,120
21,400,822

Expenses:
Management fees	6,955,708
Trustees’ fees	113,606
Accounting, administration and compliance expenses	606,886
Custodian fees and expenses	120,309
Transfer agent fees	406,333
Audit and tax services	52,713
Legal	96,364
Printing	42,373
Registration fees	28,648
Miscellaneous expenses	26,801
8,449,741
Net investment income	12,951,081

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments and foreign currency transactions	(35,797,015)
Net change in unrealized depreciation on investments	(165,943,697)
Net realized and unrealized losses on investments and foreign currency transactions	(201,740,712)

Change in Net Assets from Operations	$(188,789,631)

See accompanying notes to financial statements.
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CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	2018	2017
From Operations
Net investment income	$12,951,081	$5,265,229
Net realized gains (losses) on investments and foreign currency transactions	(35,797,015)	185,248,795
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(165,943,697)	75,928,493
Change in net assets from operations	(188,789,631)	266,442,517

From Distributions to Shareholders
Total distributions	(11,249,171)	(189,814,458)	*

From Capital Share Transactions
Proceeds from sale of shares	10,660,853	10,436,048
Net asset value of shares issued in connection with reinvestment of distributions	9,871,230	167,625,158	*
	20,532,083	178,061,206
Cost of shares redeemed	(139,373,124)	(120,890,510)
Change in net assets derived from capital share transactions	(118,841,041)	57,170,696
Total change in net assets	(318,879,843)	133,798,755

Net Assets
Beginning of period	1,004,793,382	870,994,627
End of period	$685,913,539	$1,004,793,382

Number of Shares of the Fund:
Issued from sale of shares	355,611	311,527
Issued in connection with reinvestment of distributions	362,111	5,202,679	*
	717,722	5,514,206
Redeemed	(4,826,071)	(3,658,308)
Net change	(4,108,349)	1,855,898

* See Note 6B of Notes to Financial Statements.

See accompanying notes to financial statements.
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CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2018	2017	2016	2015	2014
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$32.19	$29.67	$29.27	$32.89	$30.76
Net investment income (a)	0.44	0.19	0.10	0.04	0.28
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(6.92)	9.52	0.68	(0.81)	6.41
Total from investment operations	(6.48)	9.71	0.78	(0.77)	6.69

Dividends from net investment income	(0.40)	(0.24)	(0.11)	(0.03)	(0.24)
Distributions from net short-term realized gains	—	(6.54)	—	—	(0.92)
Distributions from net long-term realized gains	—	(0.41)	(0.27)	(2.82)	(3.40)
Total distributions	(0.40)	(7.19)	(0.38)	(2.85)	(4.56)

Net increase (decrease) in net asset value	(6.88)	2.52	0.40	(3.62)	2.13
Net asset value at end of period	$25.31	$32.19	$29.67	$29.27	$32.89

Total return (%)	(20.2)	32.8	2.7	(2.3)	21.8

Ratios:
Operating expenses to average net assets (%)	0.98	0.97	0.99	0.92	0.92
Net investment income to average net assets (%)	1.50	0.57	0.35	0.11	0.86
Portfolio turnover (%)	239	269	241	224	135
Net assets at end of period (in thousands) ($)	685,914	1,004,793	870,995	1,078,815	1,244,679
(a) Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.
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CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2018

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2018 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

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CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$673,136,750	—	—
	Short-Term Investment
	Repurchase Agreement	—	$8,170,000	—
	Total	$673,136,750	$8,170,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

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CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,615,385	$—	$10,219,385
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2018 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$671,087,365	$78,958,972	$(68,739,587)	$10,219,385
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2018, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$—	—	$—	$23,800,363	—	$23,800,363
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2018 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

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CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2018 and 2017 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2018	$ 11,249,171	—	—	$ 11,249,171
2017	$ 178,798,995	$ 11,015,463	—	$ 189,814,458
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2018, the Fund had an investment in a repurchase agreement with a gross value of $8,170,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $8,362,823 exceeded the value of the repurchase agreement at December 31, 2018 by $192,823.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.
4. Purchases and sales of securities — For the year ended December 31, 2018, purchases and sales of securities other than short-term investments aggregated $2,008,564,166 and $2,112,095,481, respectively.

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CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5. Fees and expenses
A. Management fees — During the year ended December 31, 2018, the Fund incurred management fees of $6,955,708, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $606,886, for the year ended December 31, 2018, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $524,911 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2018, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement
A. Fair value measurement — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption is limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
B. New disclosure requirements — In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification which is intended to simplify an issuer’s disclosure compliance

15

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. In accordance with new reporting requirements, the presentation of certain amounts on the Statement of Changes in Net Assets for the year ended December 31, 2018, has been conformed to meet the new disclosure requirements. These adjustments include Distributions to Shareholders; where the prior disclosure separately stated distributions from net investment income and distributions from net realized capital gains of the Fund, they are now combined into a single line item.
The following is a summary of the previously disclosed amounts, as reported at December 31, 2017:

From Distributions to Shareholders
Net investment income	$(6,539,011)
Net short-term realized capital gains on investments	(172,445,235)
Net long-term realized capital gains on investments	(10,830,212)
$(189,814,458)

From Capital Share Transactions
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	$5,692,791
Distributions from net short-term realized capital gains on investments	152,364,226
Distributions from net long-term realized capital gains on investments	9,568,141
$167,625,158

Number of Shares of the Fund:
Issued in connection with reinvestment of:
Dividends from net investment income	172,164
Distributions from net short-term realized capital gains on investments	4,733,278
Distributions from net long-term realized capital gains on investments	297,237
5,202,679

16

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Realty Fund (the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2019

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined a specific year we began serving as auditor.

17

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2018 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
Effective April 2019, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT–EX, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2018
(unaudited)
We are providing this information as required by the IRC.
For taxable non-corporate shareholders, 100% of the 2018 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.
For corporate shareholders, 31.2% of the 2018 ordinary dividend qualifies for the dividends-received deduction.

18

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2018 to December 31, 2018.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/18	Ending Account Value 12/31/18	Expenses Paid During Period* 07/01/18 - 12/31/18
Actual	$1,000.00	$ 881.17	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$5.09
* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

19

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Consultant to CGM (since 2013)	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3
(1949)

20

CGM REALTY FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)

J. Baur Whittlesey	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)
Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton*	Vice President since 1992 and Anti-Money Laundering Compliance Officer since 2002	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Jem A. Hudgins*	Treasurer since 2004	Employee – Treasury Operations, CGM	3
(1963)
Leslie A. Lake*	Vice President (1992 to 2013) and Secretary since 1992	Consultant to CGM (since 2013)	3
(1945)
Martha I. Maguire*	Vice President since 1994	Consultant to CGM (since 2013)	3
(1955)
Nicole M. Fembleaux*	Assistant Vice President since 2011	Employee – Operations, CGM	3
(1979)
Kevin Ure*	Vice President since 2013	Employee – Accounts Admin. Operations, CGM	3
(1971)
Tony Figueiredo*	Vice President since 2013	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Assistant Treasurer since 2014	Employee – Treasury Operations, CGM	3
(1972)		38 Newbury St., Boston, MA 02116

21

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR18	Printed in U.S.A.

CGM
Focus Fund

22nd Annual Report
December 31, 2018

A No-Load Fund

To Our Shareholders:
CGM Focus Fund decreased -17.2% during the fourth quarter of 2018 compared to the Standard and Poor’s 500 Index (S&P 500 Index) which decreased -13.5%. For the twelve months ended December 31, 2018, CGM Focus Fund decreased -24.7% while the S&P 500 Index decreased -4.4%.
The Year in Review and Economic Outlook
U.S. stocks started the year with healthy momentum as the S&P 500 Index jumped 5.7% for the month of January. In early 2018 stocks were rewarded by robust corporate earnings, increased U.S. consumer income and spending, escalating business investment and the prospects for additional U.S. growth created by the recently passed tax reform package. The market also benefited from signs of improving global growth, including in the Eurozone, where industrial production expanded and unemployment reached a nine-year low. In early February, The Labor Department reported that the tightening labor market pushed January wages to their largest annual gain in nine years, rising 2.9%. In addition the Consumer Price Index for January climbed a surprising 2.1% from a year earlier. These emerging inflation indicators rattled the market in early February; stocks gave up their gains for the year and fell into correction territory with the Dow Jones Industrial Average plummeting 1,175.21 on February 5 in the largest single day point drop in its history. In early March, the Trump administration initiated a 25% tariff on steel imports and 10% tariff on aluminum imports in an attempt to boost the U.S. steel and aluminum industries and reduce the U.S. trade deficit with China. Stocks initially dipped on the threat of a possible trade war with China but recovered some of their losses when Canada and Mexico were temporarily exempted from the tariffs.
Trade tensions would dominate the news and impact stocks for much of the rest of the year. In early April, China countered U.S. tariffs with levies on various U.S. goods, especially agriculture. Stocks fluctuated in response to threats of further sanctions and occasional conciliatory statements from both the U.S. and China. The Labor Department released its

Employment Cost Index in April which indicated that wages and benefits rose 2.7% for the twelve months ended in March. This was the largest annual increase in almost ten years and provided additional evidence that the long stretch of low unemployment was beginning to meaningfully impact labor costs and create upward inflationary pressure. Employment numbers continued their remarkable stretch with the unemployment rate dropping to 3.8% in May. Evidence that inflation was also beginning to impact consumer prices was provided by the Commerce Department’s Personal Consumption Expenditures Price Index, which hit the Federal Reserve’s target of 2% growth for the twelve months ended in March. In early May the market reacted favorably to the U.S. announcement of its withdrawal from the Iran nuclear deal and oil prices spiked on the presumption that renewed sanctions on Iran would reduce the supply of an already tight oil market. At the end of May, U.S. steel and aluminum tariffs went into effect for the European Union, Canada and Mexico and the anticipation of retaliatory sanctions negatively impacted U.S. stocks.
U.S. stocks enjoyed strong performance in the third quarter while markets around much of the rest of the world struggled. While the U.S. and China continued to impose and threaten additional tariffs on each other, tensions between the U.S. and Europe moderated. The two sides agreed to refrain from new tariffs and work to ease existing trade barriers. In late July, the Commerce Department reported Gross Domestic Product increased at a 4.2% annual rate for the second quarter, reflecting strong business investment and healthy consumer spending. A later Commerce Department report indicated that retail sales in July increased 6.4% from the previous year. Consumer spending accounts for about two-thirds of U.S. economic output and a robust retail sales report suggested that rising employment and wages contributed to the boost in spending. In August the market applauded a revised trade agreement between the U.S. and Mexico, and the S&P 500 Index reached a new high on August 24, setting the record for the longest bull-run ever. Through September, rising oil prices provided additional

CGM FOCUS FUND

evidence of inflationary pressures. A weakening dollar, the announcement of forthcoming U.S. sanctions on Iran and the decision by OPEC and other allied oil producers to refrain from increasing production sent oil prices higher. The price for Brent crude, the global benchmark for oil, reached $81.20 per barrel on September 24, its highest settlement since November 2014.
Market conditions grew more challenging in the fourth quarter. Technology stocks and stocks of companies exposed to world markets were dragged down on fears of increasing U.S.-China trade tensions and mounting evidence of a slowdown in the Chinese economy. These fears were temporarily alleviated when the two countries agreed in early December to postpone further tariffs and return to the negotiating table. Concerns about the Chinese economy and slowing global growth dropped the price of oil from its recent high into bear market territory. While most markets around the world retreated on fears of an economic slowdown one bright spot was Brazil, where stocks jumped on the presidential election of Jair Bolsonaro, who promised fiscal reforms and a pro-business environment. By year-end, fear of a global economic slowdown pushed the U.S. stock market into its worst annual decline since the 2008 financial crisis. Despite the difficult market conditions, overall U.S. economic growth remains strong with historically low unemployment and continued gains in manufacturing and corporate earnings.
Portfolio Strategy
CGM Focus Fund was fully invested during 2018 in expectation of an expanding global economy. The largest positions during the year were in oil and gas production, oil refining, cruise lines, financial companies and retailers. The Fund also had significant short positions in U.S. government bonds, real estate investment trusts and select technology companies.
The largest losses were in oil refining, oil and gas production and cruise lines. Losses also occurred in U.S. financial institutions.

Short sale results were mixed with significant losses in real estate investment trusts and small gains on U.S. government bond short sales and technology stock short sales.
On December 31, 2018 CGM Focus Fund was 24.7% invested in money center banks, 17.4% invested in oil-independent production and 13.9% invested in oil refining. The three largest holdings were Banco Bradesco S.A. ADR (money center bank), Vale S.A. ADR (metals and mining) and Petroleo Brasileiro S.A. - Petrobras ADR (oil - independent production). Approximately 89.5% of the portfolio was invested in securities sold short.
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 2, 2019

Average Annual Total Returns through 12/31/18

		1 Year	5 Year	10 Year
■	CGM Focus Fund	-24.7%	-0.1%	4.1%
■	S&P 500 Index	- 4.4%	8.5%	13.1%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM FOCUS FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2018
	CGM Focus Fund (%)
10 Years	+	49.1
5 Years	-	0.4
1 Year	-	24.7
3 Months	-	17.2
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2018 COMMON STOCKS

Industry	Percent of Net Assets
Banks - Money Center	24.7%
Oil - Independent Production	17.4
Oil Refining	13.9
Leisure	11.6
Metals and Mining	9.2
Electronic and Communication Equipment	5.9
Drugs	4.9
Computer Software and Services	4.4
Beverages and Tobacco	3.6
Machinery	2.1
Food - Retailers and Wholesalers	0.8
Textile and Apparel	0.3
SECURITIES SOLD SHORT

United States Treasury Bonds	(60.9)
Leisure	(5.9)
Auto and Related	(5.8)
Technology	(5.8)
Peripherals	(5.6)
Banks - Regional	(5.5)
SCHEDULE OF INVESTMENTS as of December 31, 2018 INVESTMENTS HELD LONG — 99.7% OF TOTAL NET ASSETS COMMON STOCKS — 98.8% OF TOTAL NET ASSETS

Banks - Money Center — 24.7%	Shares	Value(a)
Banco Bradesco S.A. ADR (b)(c)	6,330,000	$62,603,700
Banco Santander (Brasil) S.A. ADR (b)	3,565,000	39,678,450
Itau Unibanco Holding S.A. ADR (b)(c)	6,360,000	58,130,400
		160,412,550
Beverages and Tobacco — 3.6%
AMBEV S.A. ADR (b)	6,000,000	23,520,000

Computer Software and Services — 4.4%
Dell Inc. (d)	590,000	28,833,300

Drugs — 4.9%
Jazz Pharmaceuticals Public Limited Company (b)(d)	255,000	31,609,800

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2018 (continued)

COMMON STOCKS (continued)

Electronic and Communication Equipment — 5.9%	Shares	Value(a)
Zebra Technologies Corporation (d)	239,200	$38,087,816

Food - Retailers and Wholesalers — 0.8%
Companhia Brasileira de Distribuicao ADR (b)	260,000	5,400,200

Leisure — 11.6%
Norwegian Cruise Line Holdings Ltd. (b)(d)	765,000	32,428,350
Royal Caribbean Cruises Ltd. (b)(c)	440,000	43,027,600
		75,455,950
Machinery — 2.1%
United Rentals, Inc. (d)	130,000	13,328,900

Metals and Mining — 9.2%
Vale S.A. ADR (b)(c)	4,552,000	60,040,880

Oil - Independent Production — 17.4%
Concho Resources Inc. (d)	35,000	3,597,650
Diamondback Energy, Inc.	60,000	5,562,000
Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)	4,500,000	58,545,000
Pioneer Natural Resources Company	105,000	13,809,600
Whiting Petroleum Corporation (d)	1,400,000	31,766,000
		113,280,250
Oil Refining — 13.9%
Marathon Petroleum Corporation	610,000	35,996,100
PBF Energy Inc.	630,000	20,582,100
Phillips 66	390,000	33,598,500
		90,176,700
Textile and Apparel — 0.3%
V.F. Corporation	30,000	2,140,200

TOTAL COMMON STOCKS (Identified cost $656,397,481)		642,286,546

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/18 at 0.50% to be repurchased at $5,735,000 on 01/02/2019 collateralized by $6,020,000 U.S. Treasury Note, 2.125% due 05/15/2025 valued at $5,874,468 including interest. (Cost $5,735,000)	$5,735,000	5,735,000
.
TOTAL INVESTMENTS HELD LONG — 99.7% (Identified cost $662,132,481)		648,021,546

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2018 (continued)

INVESTMENTS HELD SHORT — (89.5)% OF TOTAL NET ASSETS

COMMON STOCKS — (28.6)% OF TOTAL NET ASSETS

Auto and Related — (5.8%)	Shares	Value(a)
Carvana Co. (d)	(1,150,000)	$(37,616,500)

Banks - Regional — (5.5%)
SVB Financial Group (d)	(190,000)	(36,084,800)

Leisure — (5.9%)
Netflix, Inc. (d)	(144,000)	(38,543,040)

Peripherals — (5.6%)
Western Digital Corporation	(980,000)	(36,230,600)

Technology — (5.8%)
Snap Inc. (d)	(6,800,000)	(37,468,000)

TOTAL COMMON STOCKS (Proceeds $260,989,670)		(185,942,940)

BONDS — (60.9)% OF TOTAL NET ASSETS

United States Treasury — (60.9%)	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$(35,000,000)	(33,538,477)
United States Treasury Bonds, 2.750%, 11/15/2047	(60,000,000)	(56,814,843)
United States Treasury Bonds, 2.875%, 11/15/2046	(100,000,000)	(97,292,969)
United States Treasury Bonds, 3.000%, 02/15/2047	(105,000,000)	(104,774,414)
United States Treasury Bonds, 3.000%, 02/15/2048	(40,000,000)	(39,812,500)
United States Treasury Bonds, 3.125%, 02/15/2043	(40,000,000)	(40,835,938)
United States Treasury Bonds, 3.750%, 11/15/2043	(20,000,000)	(22,600,781)
TOTAL BONDS (Proceeds $389,404,415)		(395,669,922)

TOTAL INVESTMENTS HELD SHORT — (89.5)% (Proceeds $650,394,085)		(581,612,862)
Cash and receivables		621,684,790
Liabilities		(37,894,446)
TOTAL NET ASSETS — 100.0%		$650,199,028

See accompanying notes to financial statements.

CGM FOCUS FUND

(a)	See Note 2A.
(b)
At December 31, 2018, the Fund had approximately 47.4% of net assets invested in companies incorporated in Brazil, approximately 6.6% of net assets invested in companies incorporated in Liberia and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 9.8%).

(c)	A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(d)	Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018
Assets
Investments in securities, at value:
(Identified cost $662,132,481)		$648,021,546
Cash		91,110
Deposits with brokers for short sales		580,417,339
Receivable for:
Securities sold	$38,854,378
Shares of the Fund sold	20,614
Dividends, interest and tax reclaim	2,301,349	41,176,341
Total assets		1,269,706,336
Liabilities
Securities sold short at current market value (Proceeds $650,394,085)		581,612,862
Payable for:
Securities purchased	32,727,229
Shares of the Fund redeemed	1,015,786
Interest payable	2,288,516
Tax Withholding	309,462
Distributions declared	269,178
Short dividend payable	470,000	37,080,171
Accrued expenses:
Management fees	565,928
Trustees’ fees	31,932
Accounting, administration and compliance expenses	50,282
Transfer agent fees	62,561
Other expenses	103,572	814,275
Total liabilities		619,507,308
Net Assets		$650,199,028

Net Assets consist of:
Capital paid-in		$749,212,682
Accumulated loss		(99,013,654)
Net Assets		$650,199,028
Shares of beneficial interest outstanding, no par value		16,229,505
Net asset value per share*		$40.06
* Shares of the Fund are sold and redeemed at net asset
value ($650,199,028 ÷ 16,229,505).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2018
Investment Income
Income:
Dividends (net of withholding tax of
$1,282,260)*	$19,026,594
Interest	35,857
19,062,451

Expenses:
Management fees	8,443,708
Trustees’ fees	127,860
Accounting, administration and compliance expenses	603,385
Custodian fees and expenses	177,550
Transfer agent fees	595,258
Audit and tax services	52,713
Legal	98,276
Printing	56,475
Registration fees	27,079
Interest expense on short sales	5,252,314
Dividend expense on short sales	5,676,800
Miscellaneous expenses	26,730
21,138,148
Net investment loss	(2,075,697)

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments and foreign currency transactions:
Long transactions	(33,141,717)
Short transactions	(98,028,556)
(131,170,273)
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	(191,966,744)
Short transactions	100,791,467
(91,175,277)
Net realized and unrealized losses on investments and foreign currency transactions	(222,345,550)
Change in Net Assets from Operations	$(224,421,247)

*Includes non-recurring dividends of $2,907,480.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	2018	2017
From Operations
Net investment loss	$(2,075,697)	$(13,375,782)
Net realized gains (losses) on investments and foreign currency transactions	(131,170,273)	246,341,784
Net change in unrealized depreciation on investments	(91,175,277)	(18,443,383)
Change in net assets from operations	(224,421,247)	214,522,619

From Distributions to Shareholders
Total distributions	(2,338,045)	—

From Capital Share Transactions
Proceeds from sale of shares	8,546,919	10,888,179
Net asset value of shares issued in connection with reinvestment of distributions	2,068,867	—
	10,615,786	10,888,179
Cost of shares redeemed	(131,371,461)	(164,542,574)
Change in net assets derived from capital share transactions	(120,755,675)	(153,654,395)
Total change in net assets	(347,514,967)	60,868,224

Net Assets
Beginning of period	997,713,995	936,845,771
End of period	$650,199,028	$997,713,995

Number of Shares of the Fund:
Issued from sale of shares	170,665	226,565
Issued in connection with reinvestment of distributions	51,708	—
	222,373	226,565
Redeemed	(2,695,406)	(3,442,452)
Net change	(2,473,033)	(3,215,887)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2018		2017	2016	2015	2014
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$53.35		$42.74	$39.20	$40.88	$40.31
Net investment loss (a)(b)	(0.12)	(c)	(0.67)	(0.41)	(0.52)	(0.64)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(13.03)		11.28	3.95	(1.16)	1.21
Total from investment operations	(13.15)		10.61	3.54	(1.68)	0.57

Dividends from net investment income	(0.14)		—	—	—	—

Net increase (decrease) in net asset value	(13.29)		10.61	3.54	(1.68)	0.57
Net asset value at end of period	$40.06		$53.35	$42.74	$39.20	$40.88

Total return (%)	(24.7)		24.8	9.0	(4.1)	1.4

Ratios:
Operating expenses to average net assets (%)	1.18		1.16	1.20	1.13	1.10
Dividends and interest on short positions to average net assets (%)	1.27		1.92	1.25	1.09	1.16
Total expenses to average net assets (%)	2.45		3.08	2.45	2.22	2.26

Net investment loss to average net assets (%)	(0.24)	(c)	(1.38)	(1.13)	(1.27)	(1.61)
Portfolio turnover (%) (d)	403		388	334	268	266
Net assets at end of period (in thousands) ($)	650,199	997,714		936,846	1,064,927	1,326,978
(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.51		0.26	0.04	(0.07)	(0.18)
(b) Per share net investment loss has been calculated using
average shares outstanding during the period.
(c) Net Investment loss per share reflects non-recurring dividends which amounted to $0.17 per share. Excluding these non-recurring dividends, the ratio of net investment loss to average net assets would have been (0.58)%.
(d) Includes short sale bond transactions.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2018

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2018 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$642,286,546	—	—
	Short-Term Investment
	Repurchase Agreement	—	$5,735,000	—
	Total	$642,286,546	$5,735,000	—

	Investments in Securities-Liabilities
	Common Stocks*	$185,942,940	—	—
	Bonds
	United States Treasury Bonds	—	$395,669,922	—
	Total	$185,942,940	$395,669,922	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

and may include proceeds from litigation. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$25,069	—	$(14,467,362)
The identified cost of investments in securities and securities sold short owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2018 was as follows:

Identified Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$80,876,046	$98,752,220	$(113,219,582)	$(14,467,362)
* The cost basis has been reduced by the proceeds of the short positions ($650,394,085) at December 31, 2018. Since the cost basis includes the proceeds from short sales it may result in a net negative cost basis.

The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2018, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$—	—	$—	$80,367,667	—	$80,367,667

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2018 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to dividends on short positions which were held less than forty-five days and foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales and disallowed interest expense deduction, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2018 and 2017 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2018	$ 2,338,045	—	$ 2,338,045
2017	—	—	—
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2018, was $220,813,500 and the value of cash held in a segregated account at December 31, 2018 was $580,417,339.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2018, the Fund had an investment in a repurchase agreement with a gross value of $5,735,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $5,874,468 exceeded the value of the repurchase agreement at December 31, 2018 by $139,468.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.
4. Purchases and sales of securities — For the year ended December 31, 2018, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $5,051,457,846 and $5,206,594,577, respectively. Short sales for U.S. Treasury bonds for the year ended December 31, 2018 were $110,045,313.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2018, the Fund incurred management fees of $8,443,708, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $603,385, for the year ended December 31, 2018, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $521,988 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2018, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement
A. Fair value measurement — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption is limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
B. New disclosure requirements — In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. In accordance with new reporting requirements, the presentation of certain amounts on the Statement of Changes in Net Assets for the year ended December 31, 2018, has been conformed to meet the new disclosure requirements. These adjustments include Distributions to Shareholders; where the prior disclosure separately stated distributions from net investment income and distributions from net realized capital gains of the Fund, they are now combined into a single line item.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Focus Fund (the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2019

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined a specific year we began serving as auditor.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2018 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
Effective April 2019, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT–EX, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2018
(unaudited)
We are providing this information as required by the IRC.

For taxable non-corporate shareholders, 100% of the 2018 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 100% of the 2018 ordinary dividend qualifies for the dividends-received deduction.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2018 to December 31, 2018.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/18	Ending Account Value 12/31/18	Expenses Paid During Period* 07/01/18 - 12/31/18
Actual	$1,000.00	$ 919.49	$9.60
Hypothetical (5% return before expenses)	$1,000.00	$1,015.20	$10.08
* Expenses are equal to the Fund’s annualized expense ratio of 1.98%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Consultant to CGM (since 2013)	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3
(1949)

CGM FOCUS FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)

J. Baur Whittlesey	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)

Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton*	Vice President since 1992 and Anti-Money Laundering Compliance Officer since 2002	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Jem A. Hudgins*	Treasurer since 2004	Employee – Treasury Operations, CGM	3
(1963)
Leslie A. Lake*	Vice President (1992 to 2013) and Secretary since 1992	Consultant to CGM (since 2013)	3
(1945)
Martha I. Maguire*	Vice President since 1994	Consultant to CGM (since 2013)	3
(1955)
Nicole M. Fembleaux*	Assistant Vice President since 2011	Employee – Operations, CGM	3
(1979)
Kevin Ure*	Vice President since 2013	Employee – Accounts Admin. Operations, CGM	3
(1971)
Tony Figueiredo*	Vice President since 2013	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Assistant Treasurer since 2014	Employee – Treasury Operations, CGM	3
(1972)		38 Newbury St., Boston, MA 02116

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as exhibit EX99_CODE. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2018. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2018.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mark W. Holland. Mark W. Holland is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2017 - $134,310 and 2018 - $138,339.

(b)
Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2017 - $0 and 2018 - $0.

(c)
Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2017 - $19,200 and 2018 - $19,800. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)
All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2017 - $0 and 2018 - $0.

(e)
(1)The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committee generally reviews each necessary pre-approval on a case by case basis. However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2018, the close-out of the 2018 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

(2) 0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the "de minimis" exception contained in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2017 - $19,200 and 2018 - $19,800.

(h)
There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2018, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 15, 2019

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: February 15, 2019